Loan operations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Carrying amount of financial assets with insignificant risk of loss	R$ 297,443	R$ 0